Interim Condensed Consolidated Statements of Other Comprehensive Income (Loss) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Statement of comprehensive income [abstract]
Net income (loss)	$ 439,237	$ 159,768	$ 333,785	$ (330,934)
Other comprehensive income (loss) to be reclassified to net income (loss) in subsequent periods:
Exchange differences on translation of foreign operations	2,307	1,186	2,931	3,850
Net change in cash flow hedges	72,618	(5,750)	111,046	(19,017)
Net other comprehensive (loss) income to be reclassified to net income (loss) in subsequent periods	74,925	(4,564)	113,977	(15,167)
Other comprehensive income (loss), net of tax	74,925	(4,564)	113,977	(15,167)
Total comprehensive income (loss)	514,162	155,204	447,762	(346,101)
Total comprehensive income (loss) attributable to Viking Holdings Ltd	513,969	155,058	447,547	(346,535)
Total comprehensive income attributable to non-controlling interests	$ 193	$ 146	$ 215	$ 434